Guarantees and commitments	6 Months Ended
Jun. 30, 2017
Guarantees and commitments
26 Guarantees and commitments
Guarantees
In the ordinary course of business, guarantees are provided that contingently obligate the Group to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the higher of the initial fair value (generally the related fee received or receivable) less cumulative amortization and the Group’s current best estimate of payments that will be required under existing guarantee arrangements.
Guarantees provided by the Group are classified as follows: credit guarantees and similar instruments, performance guarantees and similar instruments, derivatives and other guarantees. The Group no longer provides guarantees for securities lending indemnifications.
> Refer to “Guarantees” in V – Consolidated financial statements – Credit Suisse Group – Note 33 – Guarantees and commitments in the Credit Suisse Annual Report 2016 for a detailed description of guarantees.
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2Q17 (CHF million)
Credit guarantees and similar instruments	1,820	979	2,799	2,568		10	1,817
Performance guarantees and similar instruments	5,212	1,643	6,855	5,916		52	2,958
Derivatives [2]	17,216	10,274	27,490	27,490		702	–	[3]
Other guarantees	3,566	1,743	5,309	5,304		40	3,336
Total guarantees	27,814	14,639	42,453	41,278		804	8,111
4Q16 (CHF million)
Credit guarantees and similar instruments	1,962	1,171	3,133	2,913		13	2,043
Performance guarantees and similar instruments	5,109	2,005	7,114	6,124		76	3,090
Derivatives [2]	15,864	7,943	23,807	23,807		684	–	[3]
Other guarantees	3,460	2,000	5,460	5,456		44	3,668
Total guarantees	26,395	13,119	39,514	38,300		817	8,801
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.
Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by FINMA or by the compulsory liquidation of another deposit-taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Group’s banking subsidiaries in Switzerland, the Group’s share in the deposit insurance guarantee program for the period July 1, 2016 to June 30, 2017 is CHF 0.6 billion. These deposit insurance guarantees were reflected in other guarantees. For the period July 1, 2017 to June 30, 2018, the Group’s share in this deposit insurance guarantee program based on FINMA’s estimate will be CHF 0.5 billion.
Representations and warranties on residential mortgage loans sold
In connection with the former Investment Banking division’s sale of US residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold. The Group has provided these representations and warranties relating to sales of loans to: the US government-sponsored enterprises Fannie Mae and Freddie Mac; institutional investors, primarily banks; and non-agency, or private label, securitizations. The loans sold are primarily loans that the Group has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; loan-to-value ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Group may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Group will incur a loss in connection with repurchases and make whole payments depends on: the extent to which claims are made; the validity of such claims made within the statute of limitations (including the likelihood and ability to enforce claims); whether the Group can successfully claim against parties that sold loans to the Group and made representations and warranties to the Group; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.
During the first six months of 2017, the Group received repurchase claims for residential mortgage loans that were not significant, and loans repurchased during this period and related losses were not significant. The balance of outstanding repurchase claims as of the end of 2Q17 was not significant.
Repurchase claims on residential mortgage loans sold that are subject to arbitration or litigation proceedings, or become so during the reporting period, are not included in this Guarantees and commitments disclosure but are addressed in litigation and related loss contingencies and provisions. The Group is involved in litigation relating to representations and warranties on residential mortgages sold.
> Refer to “Note 30 – Litigation” for further information.
Disposal-related contingencies and other indemnifications
The Group has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees include disposal-related contingencies in connection with the sale of assets or businesses, and other indemnifications. These guarantees are not reflected in the “Guarantees” table.
> Refer to “Disposal-related contingencies and other indemnifications” in V – Consolidated financial statements – Credit Suisse Group – Note 33 – Guarantees and commitments in the Credit Suisse Annual Report 2016 for a description of these guarantees.
Other commitments
Other commitments of the Group are classified as follows: irrevocable commitments under documentary credits, irrevocable loan commitments, forward reverse repurchase agreements and other commitments.
> Refer to “Other commitments” in V – Consolidated financial statements – Credit Suisse Group – Note 33 – Guarantees and commitments in the Credit Suisse Annual Report 2016 for a description of these commitments.
Other commitments
end of	2Q17						4Q16
	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	4,525	8	4,533	4,497		3,059	4,356	0	4,356	4,281		2,748
Irrevocable loan commitments [2]	24,217	81,593	105,810	101,832		42,517	30,382	86,593	116,975	113,016		46,068
Forward reverse repurchase agreements	132	0	132	132		132	84	0	84	84		84
Other commitments	202	144	346	346		0	487	150	637	637		0
Total other commitments	29,076	81,745	110,821	106,807		45,708	35,309	86,743	122,052	118,018		48,900
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 104,360 million and CHF 95,743 million of unused credit limits as of the end of 2Q17 and 4Q16, respectively, which were revocable at the Group's sole discretion upon notice to the client.

Bank
Guarantees and commitments
25 Guarantees and commitments
> Refer to “Note 26 – Guarantees and commitments” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q17 and to “Note 32 – Guarantees and commitments” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2016 for further information.
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
6M17 (CHF million)
Credit guarantees and similar instruments	1,820	979	2,799	2,568		10	1,817
Performance guarantees and similar instruments	5,212	1,643	6,855	5,916		52	2,958
Derivatives [2]	17,216	10,274	27,490	27,490		702	–	[3]
Other guarantees	3,566	1,743	5,309	5,304		40	3,336
Total guarantees	27,814	14,639	42,453	41,278		804	8,111
2016 (CHF million)
Credit guarantees and similar instruments	1,962	1,166	3,128	2,908		13	2,043
Performance guarantees and similar instruments	5,109	2,005	7,114	6,124		76	3,090
Derivatives [2]	15,864	7,943	23,807	23,807		684	–	[3]
Other guarantees	3,460	2,034	5,494	5,490		44	3,668
Total guarantees	26,395	13,148	39,543	38,329		817	8,801
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not considered significant.
Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by Swiss Financial Market Supervisory Authority FINMA (FINMA) or by compulsory liquidation of another deposit taking bank, the Bank’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Bank’s banking subsidiaries in Switzerland, the Bank’s share in the deposit insurance guarantee program for the period July 1, 2016 to June 30, 2017 was CHF 0.6 billion. These deposit insurance guarantees were reflected in other guarantees. For the period July 1, 2017 to June 30, 2018, the Bank’s share in this deposit insurance guarantee program based on FINMA’s estimate will be CHF 0.5 billion.
Representations and warranties on residential mortgage loans sold
In connection with the former Investment Banking’s sale of US residential mortgage loans, the Bank has provided certain representations and warranties relating to the loans sold.
> Refer to “Note 26 – Guarantees and commitments” in III – Consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q17 and to “Note 32 – Guarantees and commitments” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2016 for further information.
Other commitments
	6M17							2016
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	4,525	8	4,533		4,497		3,059	4,356	0	4,356		4,281		2,748
Irrevocable loan commitments	24,217	81,593	105,810	[2]	101,832		42,517	30,382	86,593	116,975	[2]	113,016		46,068
Forward reverse repurchase agreements	132	0	132		132		132	84	0	84		84		84
Other commitments	201	144	345		345		0	486	150	636		636		0
Total other commitments	29,075	81,745	110,820		106,806		45,708	35,308	86,743	122,051		118,017		48,900
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 104,362 million and CHF 95,745 million of unused credit limits as of the end of 6M17 and 2016, respectively, which were revocable at the Bank's sole discretion upon notice to the client. The prior period has been adjusted to the current presentation.